Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Intangible Assets
The following is a summary of intangible assets at March 31, 2021 and December 31, 2020:

	Estimated Life (Years)	March 31, 2021		December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer lists and contracts	7—10	$645,765	$568,949	$645,739	$563,135
Non-competition agreements	3—15	66,206	64,712	66,156	64,647
Site locations	15	2,413,111	1,615,056	2,412,745	1,593,805
Other	2—15	50,038	38,818	50,018	38,625

		$3,175,120	$2,287,535	$3,174,658	$2,260,212
Unamortizable intangible assets:
Goodwill		$2,165,895	$253,536	$2,165,864	$253,536

The following is a summary of intangible assets at December 31, 2020 and 2019:

	Estimated Life (Years)	2020		2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 —10	$645,739	$563,135	$641,714	$539,405
Non-competition agreements	3 —15	66,156	64,647	66,014	64,379
Site locations	15	2,412,745	1,593,805	2,384,520	1,509,335
Other	2 —15	50,018	38,625	49,864	36,749

		$3,174,658	$2,260,212	$3,142,112	$2,149,868
Unamortizable Intangible Assets:
Goodwill		$2,165,864	$253,536	$2,165,810	$253,536

Summary of Changes in Gross Carrying Amount of Goodwill
The changes in the gross carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	$2,172,922
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,165,810
Goodwill acquired during the year	—
Purchase price adjustments and other	54
Impairment losses	—

Balance as of December 31, 2020	$2,165,864

Summary of Estimated Amortization Expense	The following is a summary of the estimated amortization expense for future years:

2021	$106,816
2022	101,964
2023	91,133
2024	87,320
2025	83,959
Thereafter	443,254

Total	$914,446

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summary of Intangible Assets
The following is a summary of intangible assets at December 31, 2020 and 2019:

	Estimated Life (Years)	2020		2019
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$645,739	$563,135	$641,714	$539,405
Non-competition agreement	3—15	66,156	64,647	66,014	64,379
Site locations	15	2,412,745	1,593,805	2,384,520	1,509,335
Other	2—15	49,472	38,547	49,318	36,671

		$3,174,112	$2,260,134	$3,141,566	$2,149,790
Unamortizable Intangible Assets:
Goodwill		$2,154,844	$252,667	$2,154,790	$252,667

Summary of Changes in Gross Carrying Amount of Goodwill
The changes in the gross carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Balance as of December 31, 2018	$2,161,902
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	2,154,790
Goodwill acquired during the year	—
Purchase price adjustments and other	54
Impairment losses	—

Balance as of December 31, 2020	$2,154,844